Net Revenues, Based On Geographic Location Of Customers (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net revenue	$ 680,255	$ 598,246	$ 862,882
Mainland China
Segment Reporting Information [Line Items]
Net revenue	352,403	292,694	275,625
Europe
Segment Reporting Information [Line Items]
Net revenue	96,568	99,043	290,671
Asia Pacific Excluding Mainland China
Segment Reporting Information [Line Items]
Net revenue	164,293	161,254	221,940
North America
Segment Reporting Information [Line Items]
Net revenue	$ 66,991	$ 45,255	$ 74,646